Investments Securities and Derivatives - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	₸ 17,149	₸ 642
Due to banks	24,474	154
Fair Value of Securities Pledged as Collateral of Repurchase Agreements
Disclosure of fair value measurement of assets [line items]
Due to banks	24,474	154
Swap and Spot Instruments
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	4,923	642
Financial liabilities at FVTPL	133	187
Swap and Spot Instruments | Financial Liabilities at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	139,696	164,686
Swap and Spot Instruments | Financial Assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	139,659	165,555
Forward Instruments
Disclosure of fair value measurement of assets [line items]
Financial assets at FVTPL	12,226	0
Financial liabilities at FVTPL	129	978
Forward Instruments | Financial Liabilities at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	269,387	14,739
Forward Instruments | Financial Assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Notional amount	₸ 274,327	₸ 0